Summary of significant accounting policies (FY) (Tables)	12 Months Ended
Dec. 31, 2024
Summary of significant accounting policies [Abstract]
Estimated Useful Lives of Property, Plant and Equipment
The estimated useful lives of property, plant and equipment (excluding land with raw material reserves) are generally as follows:

Buildings and installations	20 to 35 years
Machines	10 to 30 years
Furniture, vehicles and tools	3 to 10 years

Estimated Useful Lives of Long-lived Intangible Assets
The estimated useful lives of long-lived intangible assets are as follows:

Customer lists	8 to 20 years
Patented and unpatented technology	8 to 20 years
Software	3 years
Trademarks, brand and other marketing-related items	20 to 25 years

Estimated Useful Lives of Related Leased Assets
The estimated useful lives of the related leased assets are the lesser of the lease term or the following:

Land	Indefinite
Rail fleet equipment	25 years
Machinery and equipment	10 to 30 years
Buildings and installations	20 to 35 years
Furniture and fixtures	3 to 10 years
Land fleet equipment	3 to 15 years

Derivatives Recognized in Combined Balance Sheets	Derivatives recognized in the combined balance sheets at December 31 are as follows:

(In millions)	2024	2023
Cash Flow Hedges
Other current assets	$1	$3
Other noncurrent assets	—	2
Other current liabilities	7	12
Other noncurrent liabilities	3	14